Inventory (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw materials	$ 125,583	$ 79,090
Finished goods	985,924	1,091,007
Total	$ 1,111,507	$ 1,170,097